AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 4, 2009

                                                              File No. 033-42484
                                                              File No. 811-06400

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                  [ ]
                      POST-EFFECTIVE AMENDMENT NO. 114                       [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]
                             AMENDMENT NO. 115                               [X]

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                               Philip T. Masterson
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:
Timothy W. Levin, Esquire                   Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
1701 Market Street                          1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103            Washington, DC 20004

                               It is proposed that this filing become effective
(check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] On November 30, 2009 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On [date] pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On [date] pursuant to paragraph (a) of Rule 485

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 ("1933 Act") solely for the purpose of delaying, until November 30, 2009, the effectiveness of Post-Effective Amendment No. 112 ("PEA No. 112"), which was filed with the Commission via EDGAR Accession No. 0001135428-09-0000365 on August 21, 2009, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A, B and C of PEA No. 112 are incorporated herein by reference.




                               PART A - PROSPECTUS

The Prospectus for Shares of the USFS Funds Limited Duration Government Fund and the USFS Funds Tactical Asset Allocation Fund, each a separate series of the Trust (the "Funds"), is incorporated herein by reference to Part A of PEA No. 112.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information for Shares of the Funds is incorporated herein by reference to Part B of PEA No. 112.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 112.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 114 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 4th day of November 2009.

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By: /s/ Philip T. Masterson
                                                 -------------------------------
                                                 Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             *                              Trustee                                     November 4, 2009
------------------------------------
Charles E. Carlbom

              *                             Trustee                                     November 4, 2009
------------------------------------
John K. Darr

              *                             Trustee                                     November 4, 2009
------------------------------------
William M. Doran

           *                                Trustee                                     November 4, 2009
------------------------------------
Mitchell A. Johnson

           *                                Trustee                                     November 4, 2009
------------------------------------
Betty L. Krikorian

           *                                Trustee                                     November 4, 2009
------------------------------------
Robert A. Nesher

           *                                Trustee                                     November 4, 2009
------------------------------------
James M. Storey

           *                                Trusteee                                    November 4, 2009
------------------------------------
George J. Sullivan, Jr.

/s/ Philip T. Masterson                     President                                   November 4, 2009
------------------------------------
Philip T. Masterson

           *                                Treasurer, Controller &                     November 4, 2009
------------------------------------        Chief Financial Officer
Michael Lawson

By:  /s/ Philip T. Masterson
     ---------------------------
     Philip T. Masterson


* Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.